Provisions, income tax liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities	The line item Non-current provisions and other non-current liabilities comprises the following:

(€ million)	2025	2024	2023
Provisions	4,541	5,762	5,262
Other non-current liabilities(a)	2,162	2,334	2,340
Total	6,703	8,096	7,602
(a)Includes derivative financial instruments: €96 million as of December 31, 2025, €121 million as of December 31, 2024, €164 million as of December 31,
2023.
The figure as of December 31, 2025 includes €1,560 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the US (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is
€869 million; the nominal value of payments estimated to be due after more than five years is €2,062 million.

Summary of Movements in Non-current Provisions	The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post- employment benefits (D.19.1.)		Provisions for other long-term benefits	Liabilities related to restructuring operations (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2023	2,039		844	761	2,178	5,822
Increases in provisions	141	(a)	185	315	311	952
Provisions utilized	(162)	(a)	(107)	(25)	(114)	(408)
Reversals of unutilized provisions	(21)	(a)	(190)	(159)	(388)	(758)
Transfers	(1)		—	(361)	(210)	(572)
Net interest related to employee benefits, and unwinding of discount	70		3	23	24	120
Currency translation differences	(23)		(17)	—	(25)	(65)
Actuarial gains and losses on defined-benefit plans	171		—	—	—	171
Balance at December 31, 2023	2,214		718	554	1,776	5,262
Changes in scope of consolidation	—		—	—	11	11
Increases in provisions	145	(a)	199	548	730	1,622
Provisions utilized	(173)	(a)	(118)	(20)	(135)	(446)
Reversals of unutilized provisions	(108)	(a)	—	(8)	(126)	(242)
Transfers	(89)		—	(270)	(157)	(516)
Net interest related to employee benefits, and unwinding of discount	65		2	19	36	122
Currency translation differences	43		34	(3)	42	116
Actuarial gains and losses on defined-benefit plans	(13)		—	—	—	(13)
Opella reclassification (b)	(92)		(14)	(21)	(27)	(154)
Balance at December 31, 2024	1,992		821	799	2,150	5,762
Changes in scope of consolidation	7		—	—	32	39
Increases in provisions	85	(a)	177	224	579	1,065
Provisions utilized	(478)	(a)	(97)	(22)	(635)	(1,232)
Reversals of unutilized provisions	(29)	(a)	—	(7)	(201)	(237)
Transfers	38		(1)	(340)	(249)	(552)
Net interest related to employee benefits, and unwinding of discount	72		1	5	32	110
Currency translation differences	(92)		(74)	(5)	(88)	(259)
Actuarial gains and losses on defined-benefit plans	(155)		—	—	—	(155)
Balance at December 31, 2025	1,440		827	654	1,620	4,541
(a)In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b)The liabilities of Opella, which in 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in 2024 to
Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.).

Summary of Financial and Demographic Assumptions	Those calculations were based on the following financial and demographic assumptions:

	2025				2024				2023
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Discount rate(a)(b)	3.10% to 4.05%	3.10% to 4.05%	5.20%	5.50%	2.95% to 3.40%	2.95% to 3.40%	5.45%	5.50%	2.95% to 3.15%	2.95% to 3.15%	4.75%	4.50%
General inflation rate(c)	2.05%	2.05%	—	2.80%	2.10%	2.10%	—	3.20%	2.20%	2.20%	—	3.05%
Pension benefit indexation	2.05%	2.05%	—	2.65%	2.10%	2.10%	—	3.00%	2.20%	2.20%	—	2.90%
Healthcare cost inflation rate(d)	—	—	4.00% to 5.39%	—	—	—	4.00% to 5.93%	—	—	—	4.00% to 9.75%	—
Retirement age	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3 adj.	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3
(a)The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b)The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c)Inflation for the euro zone is determined using a multi-criterion method.
(d)No post-employment healthcare benefits are provided in France since 2020, Germany and UK.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries	The table below shows the duration of Sanofi’s obligations in the principal countries:

	2025				2024				2023
(years)	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Weighted average duration	11	11	10	11	11	12	10	11	10	12	11	13

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions	The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	US	UK
Discount rate	-0.50%	+65	+135	+55	+102
General inflation rate	+0.50%	+34	+181	—	+63
Pension benefit indexation	+0.50%	+35	+178	—	+49
Healthcare cost inflation rate	+0.50%	+3	—	+3	—
Mortality table	+1 year	+36	+47	+20	+66

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans	The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2025	2024	2023
Measurement of the obligation:
Beginning of period	8,229	8,930	8,651
Current service cost	121	138	140
Interest cost	325	335	346
Actuarial losses/(gains) due to changes in demographic assumptions	—	(45)	(34)
Actuarial losses/(gains) due to changes in financial assumptions	(176)	(380)	157
Actuarial losses/(gains) due to experience adjustments	82	(4)	256
Plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(72)	(181)	(36)
Plan settlements specified in the terms of the plan	(52)	(59)	(40)
Benefits paid	(481)	(502)	(483)
Changes in scope of consolidation and transfers	13	4	(14)
Currency translation differences	(320)	181	(13)
Opella reclassification		(188)	—
Obligation at end of period	7,669	8,229	8,930
Fair value of plan assets:
Beginning of period	6,397	6,993	6,899
Interest income on plan assets	252	271	276
Difference between actual return and interest income on plan assets(c)	56	(416)	197
Administration costs	(12)	(13)	(7)
Plan settlements specified in the terms of the plan	(51)	(58)	(40)
Plan settlements not specified in the terms of the plan	—	(71)	(17)
Contributions from plan members	5	5	6
Employer’s contributions	442	127	122
Benefits paid	(449)	(456)	(446)
Changes in scope of consolidation and transfers	12	(20)	(8)
Currency translation differences	(224)	132	11
Opella reclassification	—	(97)	—
Fair value of plan assets at end of period	6,428	6,397	6,993
Net amount shown in the balance sheet:
Net obligation	1,241	1,832	1,937
Effect of asset ceiling	6	4	6
Net amount shown in the balance sheet at end of period	1,247	1,836	1,943
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(a)	(194)	(156)	(271)
Obligations provided for	1,441	1,992	2,214
Net amount recognized at end of period	1,247	1,836	1,943
Benefit cost for the period:(d)
Current service cost	121	138	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(73)	(110)	(22)
Net interest (income)/cost	73	64	71
Contributions from plan members	(5)	(5)	(6)
Administration costs and taxes paid during the period	12	13	7
Expense recognized directly in profit or loss	128	100	190
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)(b)	(155)	(13)	171
Expense/(gain) for the period	(27)	87	361
(a)For 2023, this line includes €66 million of assets in the United Kingdom. This amount is not subject to any asset ceiling, in accordance with IFRIC 14.
(b)Amounts recognized in Other comprehensive income, excluding actuarial gains and losses related to Opella (see Note D.15.7.).
(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.
(d)Benefit costs for 2023 and 2024 include costs related to Opella, for which Pensions and other post-employment benefits were reclassified to Liabilities related to assets held for sale as of December 31, 2024.

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region	The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2025	France	Germany	US	UK	Other	Total
Measurement of obligation	1,138	2,492	1,254	1,857	928	7,669
Fair value of plan assets	638	2,375	734	1,843	838	6,428
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	500	117	520	14	96	1,247

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2024	France	Germany	US	UK	Other	Total
Measurement of obligation	1,228	2,651	1,427	1,994	929	8,229
Fair value of plan assets	667	2,239	744	1,891	856	6,397
Effect of asset ceiling	—	—	—	—	(4)	(4)
Net amount shown in the balance sheet at end of period	561	412	683	103	77	1,836

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2023	France	Germany	US	UK	Other	Total
Measurement of obligation	1,322	2,911	1,528	2,174	995	8,930
Fair value of plan assets	675	2,401	825	2,235	857	6,993
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	647	510	703	(61)	144	1,943

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans	The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2025	2024	2023
Securities quoted in an active market	62.3%	63.1%	84.9%
Cash and cash equivalents	1.4%	0.8%	0.8%
Equity instruments	17.9%	19.3%	22.3%
Bonds and similar instruments	35.5%	35.8%	54.3%
Real estate	2.7%	2.9%	3.4%
Derivatives	0.1%	-0.2%	—%
Commodities	1.4%	1.1%	0.9%
Other	3.3%	3.4%	3.2%
Other securities	37.7%	36.9%	15.1%
Hedge funds	—%	—%	—%
Insurance policies	37.7%	36.9%	15.1%
Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region	The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2025	France	Germany	US	UK	Other	Total
Current service cost	45	26	15	—	35	121
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(26)	—	(45)	—	(2)	(73)
Net interest cost/(income) including administration costs and taxes paid during the period	19	15	36	7	8	85
Contributions from plan members	—	—	—	—	(5)	(5)
Expense/(gain) recognized directly in profit or loss	38	41	6	7	36	128
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(45)	(113)	(5)	15	(7)	(155)
Expense/(gain) for the period	(7)	(72)	1	22	29	(27)

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2024	France	Germany	US	UK	Other	Total
Current service cost	48	30	22	—	38	138
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(82)	—	(20)	—	(8)	(110)
Net interest cost/(income) including administration costs and taxes paid during the period	13	20	36	(1)	9	77
Contributions from plan members	—	—	—	—	(5)	(5)
Expense/(gain) recognized directly in profit or loss	(21)	50	38	(1)	34	100
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(31)	(134)	(46)	212	(14)	(13)
Expense/(gain) for the period	(52)	(84)	(8)	211	20	87

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2023	France	Germany	US	UK	Other	Total
Current service cost	50	30	20	—	40	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(20)	—	1	—	(3)	(22)
Net interest cost/(income) including administration costs and taxes paid during the period	22	15	35	(5)	11	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	52	45	56	(5)	42	190
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	3	98	26	44	—	171
Expense/(gain) for the period	55	143	82	39	42	361

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)	An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2025				2024				2023
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Actuarial gains/(losses) arising during the period	45	118	5	(15)	29	135	47	(212)	(3)	(98)	(25)	(44)
Comprising:
Gains/(losses) on experience adjustments(a)	1	(3)	20	(50)	18	46	(42)	(472)	16	(54)	(7)	(12)
Gains/(losses) on demographic assumptions	—	—	16	(17)	—	—	11	50	—	—	18	11
Gains/(losses) on financial assumptions	44	121	(31)	52	11	89	78	210	(19)	(44)	(36)	(43)
(a)Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets.

Summary of Net Pre-tax Actuarial Loss	The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2025	2024	2023
Net pre-tax actuarial loss	(2,096)	(2,258)	(2,259)

Summary of Present Value of Pension and Other Post Employement Benefits	The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2025	2024	2023
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	6,685	7,192	7,693
Present value of unfunded obligations	984	1,037	1,237
Total	7,669	8,229	8,930

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items	The total expense for pensions and other post-employment benefits (€128 million in 2025) is allocated between income statement line items as follows:

(€ million)	2025	2024	2023
Cost of sales	43	32	33
Research and development expenses	29	17	28
Selling and general expenses	55	42	57
Other operating (income)/expenses, net	(54)	4	5
Restructuring costs	(18)	(64)	(9)
Financial expenses	73	60	67
Net income from discontinued operations	—	9	9
Total	128	100	190

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2026 are as follows:

(€ million)	France	Germany	US	UK	Other	Total
Employer’s contributions in 2025 (estimate):
2026	—	—	—	4	25	29

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans	The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	US	UK	Other	Total
Estimated future benefit payments
2026	86	199	91	125	52	553
2027	63	199	90	129	49	530
2028	61	198	91	133	52	535
2029	75	196	94	137	55	557
2030	65	198	96	141	53	553
2031 to 2035	477	502	482	792	311	2,564

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans	The table below shows estimates as of December 31, 2025 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	985	63	109	116	697

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities	The table below shows movements in restructuring liabilities classified in non-current and current liabilities:

(€ million)	2025	2024	2023
Balance, beginning of period	1,452	1,132	1,233
Of which:
•Classified in non-current liabilities	799	554	761
•Classified in current liabilities	653	578	472
Change in provisions recognized in profit or loss for the period	410	999	435
Provisions utilized(a)	(533)	(582)	(561)
Transfers	5	(33)	3
Unwinding of discount	5	19	31
Currency translation differences	(15)	1	(9)
Opella reclassification(b)	—	(84)	—
Balance, end of period	1,324	1,452	1,132
Of which:
•Classified in non-current liabilities	654	799	554
•Classified in current liabilities	670	653	578
(a)Provisions utilized mainly correspond to payments related to employees affected by separation programs.
(b)This line comprises the restructuring provisions of Opella, reclassified to Liabilities related to assets held for sale as of December 31, 2024
(see Note D.1.).

Timing of Future Termination Benefit Payments	The timing of future termination benefit payments is as follows:

December 31, 2025		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	728	299	292	117	20
•Other countries	379	242	114	20	3
Total	1,107	541	406	137	23

December 31, 2024		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	862	312	416	126	8
•Other countries	456	304	144	7	1
Total	1,318	616	560	133	9

December 31, 2023		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	611	215	315	79	2
•Other countries	357	302	47	7	1
Total	968	517	362	86	3

Summary of Other Provisions	Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2025	2024	2023
Environmental risks	493	474	493
Product liability risks, litigation and other	1,127	1,676	1,283
Total	1,620	2,150	1,776

Current Provisions and Other Current Liabilities	Current provisions and other current liabilities comprise the following:

(€ million)	2025	2024	2023
Taxes payable, other than corporate income taxes	373	437	395
Employee-related liabilities	1,947	1,929	2,106
Liabilities related to restructuring operations (see Note D.19.2.)	670	653	578
Interest rate derivatives (see Note D.20.)	—	7	1
Currency derivatives (see Note D.20.)	113	330	126
Equity derivatives (see Note D.20.)	—	—	—
Amounts payable for acquisitions of non-current assets	560	878	945
Customer contract liabilities	—	—	—
Other current liabilities (a) (b)	11,902	10,007	9,590
Total	15,565	14,241	13,741
(a)“Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody
Alliance with Regeneron.
(b)As of December 31, 2025 includes € 147 million (nominal value: € 155 million) for the current liability relating to royalties payable to Sobi on net sales of
Beyfortus (nirsevimab) in the United States (see Note C.2.)